Commitments and Contingencies - Additional Information (Details) £ in Millions, SFr in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Mar. 31, 2021 USD ($)	Jan. 31, 2015 USD ($)	Dec. 31, 2020 USD ($) Investment	Dec. 31, 2019 USD ($) Investment	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2020 GBP (£) Investment	Dec. 31, 2020 CAD ($) Investment	Dec. 31, 2020 AUD ($) Investment	Dec. 31, 2020 CHF (SFr) Investment	Dec. 31, 2020 SGD ($) Investment	Dec. 31, 2019 GBP (£) Investment	Dec. 31, 2019 CAD ($) Investment	Dec. 31, 2019 AUD ($) Investment	Dec. 31, 2019 CHF (SFr) Investment	Dec. 31, 2019 SGD ($) Investment	Dec. 27, 2019 USD ($)	Dec. 23, 2019 USD ($)	Sep. 19, 2018 USD ($)	May 01, 2018 USD ($)
Restricted Cash And Collateral [Line Items]
Other investments (equity method)			$ 109.4	$ 111.4
Total as percent of investable assets			58.60%	54.40%
Investable assets held by the Company			$ 7,500.0	$ 7,800.0
Investable assets held by insurance regulators			$ 541.4	513.1
Minimum capital required | £							£ 0.4					£ 0.4
Percentage of reinsurance liabilities			100.00%				100.00%	100.00%	100.00%	100.00%	100.00%
Reinsurance liabilities			$ 1,455.3	1,374.4
Assets held-in-trust			1,478.0	1,395.2
Regulatory deposits			6.7	6.1
Deposit with states			$ 6.1	$ 6.7
Number of investments | Investment			1	1			1	1	1	1	1	1	1	1	1	1
Investment in the period			$ 0.5	$ 1.1
MVI
Restricted Cash And Collateral [Line Items]
Investment in the period		$ 0.8	0.0	0.0	$ 0.2	$ 0.1
MVI | Subsequent Event
Restricted Cash And Collateral [Line Items]
Investment in the period	$ 0.8
Multi-Line Insurer
Restricted Cash And Collateral [Line Items]
Other investments (equity method)			0.3														$ 0.2	$ 5.0
Investment in the period			0.5	0.0
Us Multi Beneficiary Trust Fund
Restricted Cash And Collateral [Line Items]
Minimum trust fund			20.0
Assets held-in-trust			572.3	846.2
Us Surplus Lines Trust Fund
Restricted Cash And Collateral [Line Items]
Assets held-in-trust			$ 208.0	215.5
Canadian Trust Fund
Restricted Cash And Collateral [Line Items]
Assets held-in-trust								$ 156.8					$ 155.4
Australian Trust Fund
Restricted Cash And Collateral [Line Items]
Assets held-in-trust									$ 256.6					$ 226.9
Swiss Trust Fund
Restricted Cash And Collateral [Line Items]
Assets held-in-trust | SFr										SFr 8.0					SFr 8.4
Singapore Trust Fund
Restricted Cash And Collateral [Line Items]
Assets held-in-trust											$ 148.9					$ 148.9
Bermuda
Restricted Cash And Collateral [Line Items]
Percentage of reinsurance liabilities			100.00%				100.00%	100.00%	100.00%	100.00%	100.00%
Reinsurance liabilities			$ 382.8	427.7
Limited Partner | Real estate fund
Restricted Cash And Collateral [Line Items]
Restricted assets					$ 100.0
Other investments (equity method)			$ 109.4	$ 111.4															$ 13.8	$ 86.2